INVESTMENT SECURITIES - Amortized Cost and Estimated Fair Value (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in one year or less	$ 1,240,317
Due after one year through five years	2,597,874
Due after five years through ten years	24,770,364
Due after ten years	224,839,809
Amortized Cost	253,448,364	$ 249,277,050
Estimated Fair Value
Due in one year or less	1,239,689
Due after one year through five years	2,609,629
Due after five years through ten years	25,139,757
Due after ten years	191,039,268
Total	$ 220,028,343